Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the unaudited condensed consolidated statements of operations and comprehensive income (loss) were as follows:

	For the Six Months Ended June 30,
	2025	2024
Current tax provision	$175,529	$9,558
Deferred tax provision (benefit)	(6,645)	1,964
Income tax expense	$168,884	$11,522

Schedule of Effective Tax Rate

The following table reconciles the statutory rates to the Company’s effective tax rate in the PRC:

	For the Six Months Ended June 30,
	2025	2024
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00)%	(10.00)%
Effect of additional deduction allowed for tax purposes	(0.43)%	(15.61)%
Effective tax rate	14.57%	(0.61)%

Schedule of Deferred Assets

The tax effects of temporary differences that give rise to the deferred assets were as follows:

	June 30, 2025	December 31, 2024
Deferred Tax Assets
Depreciation and amortization	$26,660	$28,948
Allowance for CECL	12,939	6,971
Inventory reserve	8,673	4,854
Loss carried forward	371	-
Valuation allowance	(371)
Deferred tax assets	$48,272	$40,773